Exhibit 99.15

Client Name:	LoanDepot.Com, LLC
Client Project Name:	OBX 2021-J3
Start - End Dates:	1/2021 - 8/2021

Conditions Report 2.0

Loans with Conditions:	1

0 - Total Active Conditions

6 - Total Satisfied Conditions

3 - Credit Review Scope
1 - Category: Assets
1 - Category: Income/Employment
1 - Category: Legal Documents
1 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Compliance Review Scope
2 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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